CONSOLIDATING FINANCIAL STATEMENTS - Statement of operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenue
Metal sales	$ 3,212.6	$ 3,303.0
Cost of sales
Production cost of sales	1,860.5	1,757.4
Depreciation, depletion and amortization	772.4	819.4
Impairment, net of reversals		21.5
Total cost of sales	2,632.9	2,598.3
Gross profit (loss)	579.7	704.7
Other operating expense	137.0	129.6
Exploration and business development	109.2	106.0
General and administrative	133.0	132.6
Operating earnings	200.5	336.5
Other income (expense) - net	3.2	188.1
Equity in earnings (losses) of associate, joint ventures and intercompany investments	(0.3)	(1.3)
Finance income	11.0	13.5
Finance expense	(101.2)	(117.8)
Earnings before tax	113.2	419.0
Income tax (expense) recovery - net	(138.8)	23.2
Net (loss) earnings	(25.6)	442.2
Net earnings (loss) attributable to:
Non-controlling interest	(2.0)	(3.2)
Common shareholders	(23.6)	445.4
Total Guarantors
Revenue
Metal sales	1,989.2	1,955.6
Cost of sales
Production cost of sales	1,205.3	1,166.7
Depreciation, depletion and amortization	413.0	409.5
Impairment, net of reversals		164.4
Total cost of sales	1,618.3	1,740.6
Gross profit (loss)	370.9	215.0
Other operating expense	67.5	34.1
Exploration and business development	43.5	43.9
General and administrative	80.5	79.8
Operating earnings	179.4	57.2
Other income (expense) - net	(45.0)	(150.2)
Equity in earnings (losses) of associate, joint ventures and intercompany investments	(35.7)	519.8
Finance income	116.4	75.8
Finance expense	(161.0)	(124.1)
Earnings before tax	54.1	378.5
Income tax (expense) recovery - net	(77.7)	66.9
Net (loss) earnings	(23.6)	445.4
Net earnings (loss) attributable to:
Common shareholders	(23.6)	445.4
Kinross Gold Corp.
Revenue
Metal sales	1,936.0	1,945.9
Cost of sales
Production cost of sales	1,897.7	1,918.8
Depreciation, depletion and amortization	3.7	4.9
Total cost of sales	1,901.4	1,923.7
Gross profit (loss)	34.6	22.2
Other operating expense	7.6	3.4
Exploration and business development	26.1	21.8
General and administrative	76.0	75.1
Operating earnings	(75.1)	(78.1)
Other income (expense) - net	12.9	(127.9)
Equity in earnings (losses) of associate, joint ventures and intercompany investments	41.4	679.4
Finance income	64.7	50.6
Finance expense	(64.6)	(80.1)
Earnings before tax	(20.7)	443.9
Income tax (expense) recovery - net	(2.9)	1.5
Net (loss) earnings	(23.6)	445.4
Net earnings (loss) attributable to:
Common shareholders	(23.6)	445.4
Guarantor Subsidiaries
Revenue
Metal sales	1,837.2	1,781.1
Cost of sales
Production cost of sales	1,091.6	1,019.9
Depreciation, depletion and amortization	409.3	404.0
Impairment, net of reversals		164.4
Total cost of sales	1,500.9	1,588.3
Gross profit (loss)	336.3	192.8
Other operating expense	59.9	30.7
Exploration and business development	17.4	22.1
General and administrative	4.5	4.7
Operating earnings	254.5	135.3
Other income (expense) - net	(57.9)	(22.3)
Equity in earnings (losses) of associate, joint ventures and intercompany investments	1.0	232.9
Finance income	59.8	27.1
Finance expense	(104.5)	(45.9)
Earnings before tax	152.9	327.1
Income tax (expense) recovery - net	(74.8)	65.4
Net (loss) earnings	78.1	392.5
Net earnings (loss) attributable to:
Common shareholders	78.1	392.5
Guarantor Adjustments
Revenue
Metal sales	(1,784.0)	(1,771.4)
Cost of sales
Production cost of sales	(1,784.0)	(1,772.0)
Depreciation, depletion and amortization		0.6
Total cost of sales	(1,784.0)	(1,771.4)
Equity in earnings (losses) of associate, joint ventures and intercompany investments	(78.1)	(392.5)
Finance income	(8.1)	(1.9)
Finance expense	8.1	1.9
Earnings before tax	(78.1)	(392.5)
Net (loss) earnings	(78.1)	(392.5)
Net earnings (loss) attributable to:
Common shareholders	(78.1)	(392.5)
Non-guarantors
Revenue
Metal sales	1,223.4	1,347.4
Cost of sales
Production cost of sales	655.2	590.7
Depreciation, depletion and amortization	359.4	409.9
Impairment, net of reversals		(142.9)
Total cost of sales	1,014.6	857.7
Gross profit (loss)	208.8	489.7
Other operating expense	69.5	95.5
Exploration and business development	65.7	62.1
General and administrative	52.5	52.8
Operating earnings	21.1	279.3
Other income (expense) - net	460.1	654.4
Equity in earnings (losses) of associate, joint ventures and intercompany investments	0.1	(0.6)
Finance income	123.0	79.5
Finance expense	(168.6)	(135.5)
Earnings before tax	435.7	877.1
Income tax (expense) recovery - net	(61.1)	(43.7)
Net (loss) earnings	374.6	833.4
Net earnings (loss) attributable to:
Non-controlling interest	(2.0)	(3.2)
Common shareholders	376.6	836.6
Eliminations
Cost of sales
Other income (expense) - net	(411.9)	(316.1)
Equity in earnings (losses) of associate, joint ventures and intercompany investments	35.3	(520.5)
Finance income	(228.4)	(141.8)
Finance expense	228.4	141.8
Earnings before tax	(376.6)	(836.6)
Net (loss) earnings	(376.6)	(836.6)
Net earnings (loss) attributable to:
Common shareholders	$ (376.6)	$ (836.6)